Annual Fund Operating Expenses - First Trust Ultra Short Duration Municipal ETF - First Trust Ultra Short Duration Municipal ETF	Dec. 01, 2020
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.45%
Fee Waiver	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.25%

[1]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive management fees of 0.20% of average daily net assets until November 30, 2021. This waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of the Fund, or by the Fund's investment advisor only after November 30, 2021.